VIRTUS NFJ Global Sustainability Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.9%
Austria—1.5%
Erste Group Bank AG Sponsored ADR	52,442	$ 836
China—1.1%
ENN Energy Holdings Ltd.	45,200	635
Denmark—1.6%
GN Store Nord AS	38,554	886
Finland—2.5%
Stora Enso Oyj Class R	99,846	1,405
France—3.9%
Dassault Systemes SE	30,980	1,111
Kering S.A.	2,039	1,038
		2,149

Germany—6.4%
adidas AG	7,747	1,057
KION Group AG	15,129	434
SAP SE	10,191	1,051
Vonovia SE	43,837	1,033
		3,575

Ireland—2.5%
Kingspan Group plc	26,114	1,414
Italy—2.6%
Enel SpA	267,219	1,439
Japan—3.9%
Daikin Industries Ltd.	7,486	1,152
Sysmex Corp.	16,700	1,018
		2,170

Netherlands—3.9%
ASML Holding N.V.	3,992	2,153
Spain—2.3%
Industria de Diseno Textil S.A.	49,232	1,310
Sweden—6.8%
Assa Abloy AB Class B	56,693	1,215
Atlas Copco AB Class A	85,735	1,012
Sandvik AB	50,741	916
SSAB AB Class A	116,503	636
		3,779

	Shares	Value

Taiwan—2.1%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	15,660	$ 1,166
United Kingdom—7.1%
Barratt Developments plc	190,185	912
Dechra Pharmaceuticals plc	17,881	566
Linde plc	2,711	884
Segro plc	116,823	1,079
Shell plc	18,336	516
		3,957

United States—50.7%
Accenture plc Class A	5,697	1,520
Adobe, Inc. (1)	4,710	1,585
Agilent Technologies, Inc.	4,728	708
Alexandria Real Estate Equities, Inc.	8,074	1,176
American Express Co.	10,058	1,486
Apple, Inc.	9,243	1,201
Applied Materials, Inc.	15,790	1,538
Baxter International, Inc.	17,794	907
Citigroup, Inc.	18,713	846
Estee Lauder Cos., Inc. (The) Class A	4,360	1,082
IDEXX Laboratories, Inc.(1)	3,808	1,553
Intercontinental Exchange, Inc.	10,270	1,054
International Flavors & Fragrances, Inc.	2,854	299
Intuit, Inc.	4,082	1,589
Microsoft Corp.	8,823	2,116
PayPal Holdings, Inc.(1)	16,769	1,194
S&P Global, Inc.	4,981	1,668
Teleflex, Inc.	2,669	666
Trex Co., Inc.(1)	11,240	476
Visa, Inc. Class A	11,565	2,403
West Pharmaceutical Services, Inc.	4,906	1,155
Xylem, Inc.	8,385	927
Zoetis, Inc. Class A	7,523	1,102
		28,251

Total Common Stocks (Identified Cost $50,633)		55,125

Total Long-Term Investments—98.9% (Identified Cost $50,633)		55,125

	Shares	Value

Short-Term Investment—0.5%
Money Market Mutual Fund—0.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.033%)(2)	307,691	$ 308
Total Short-Term Investment (Identified Cost $308)		308

TOTAL INVESTMENTS—99.4% (Identified Cost $50,941)		$55,433
Other assets and liabilities, net—0.6%		317
NET ASSETS—100.0%		$55,750

Abbreviations:
ADR	American Depositary Receipt
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	52%
United Kingdom	7
Sweden	7
Germany	6
Japan	4
Netherlands	4
France	4
Other	16
Total	100%
† % of total investments as of December 31, 2022.
See Notes to Schedule of Investments

VIRTUS NFJ Global Sustainability Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$55,125	$55,125
Money Market Mutual Fund	308	308
Total Investments	$55,433	$55,433
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2022.
There were no transfers into or out of Level 3 related to securities held at December 31, 2022.
See Notes to Schedule of Investments

VIRTUS NFJ Global Sustainability Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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